CONVERTIBLE NOTES (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 08, 2020	May 04, 2020	Nov. 22, 2019	Nov. 15, 2019	Oct. 22, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Amortization for discount						$ 5,887	$ 0	$ 4,417
Convertible Note Two [Member] | Securities Purchase Agreement [Member]
Principal amount	$ 63,000	$ 103,000	$ 40,500		$ 75,000	$ 44,975
Conversion description			The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) 50% multiplied by the lowest “Trading Price” (defined below) (representing a discount rate of 50% during the prior date of his Note or (ii) the Variable Conversion Price (defined below) (subject to equitable adjustment as further described herein).
Purchase price			$ 36,500
Maturity date	Jun. 01, 2021	May 04, 2021	Nov. 22, 2020
Converted shares						8,000,000
Convertible note, rate of interest	12.00%	12.00%
Default interest rate		22.00%
Variable conversion price			50% multiplied by the Market Price
Discount rate fair value			50.00%
Remaining principal amount						$ 30,025
Convertible Note [Member] | Securities Purchase Agreement [Member]
Principal amount					$ 75,000
Conversion description					The Note will mature on September 5, 2020. The Note is convertible into shares of common stock at any time on or after the 180th calendar day after the issue date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion.
Purchase price					$ 67,500
Maturity date					Sep. 05, 2020
Converted shares						8,600,000
Convertible note, rate of interest					5.00%
Convertible Note One [Member] | Securities Purchase Agreement [Member]
Principal amount				$ 75,000		$ 24,833
Conversion description				The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion.
Purchase price				$ 67,500
Maturity date				Jul. 31, 2020
Converted shares						4,000,000
Remaining principal amount						$ 15,668